Form N-1A Supplement	Dec. 31, 2025
First Eagle US Equity ETF | First Eagle US Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	First Eagle US Equity ETF
First Eagle Mid Cap Equity ETF | First Eagle Mid Cap Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	First Eagle Mid Cap Equity ETF